Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Revenue by Geographical Locations
The following table presents total revenues by geographic location for the years ended December 31:

	2024	2023
	$	$
North America
Canada	13,196	11,965
United States	150,826	125,627
Rest of World	52,909	43,247
	216,931	180,839

The following table presents property and equipment by geographic location as at December 31:

	2024	2023
	$	$
Canada	259	217
United States	384	404
Rest of World	1,360	1,487
	2,003	2,108

The following table presents ROU asset by geographic location as at December 31:

	2024	2023
	$	$
Canada	167	422
United States	200	202
Rest of World	764	718
	1,131	1,342